Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of discontinued operations [text block] [Abstract]
Schedule of discontinued operation
	2021	2020	2019
	USD thousands

Results of discontinued operation
Revenue	-	1,000	1,000
Expenses	642	373	1,485
Loss (profit) for the year	642	(627)	485

Loss (profit) for the year attributable to the owners of the Company:
From continuing operations	17,826	28,701	5,408
From discontinued operation	642	(627)	485

Loss (profit) per share – Discontinued operation
Basic & diluted loss (profit) per ADS – USD	0.04	(0.05)	0.25

Cash flows from discontinued operation
Net cash (used in) provide by operating activities	(374)	1,705	(1,968)

	(374)	1,705	(1,968)